Earnings Per Share - Schedule of Computation of Basic Net Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares
Numerator:
Net profit attribute to Youlife Group Inc. (in Dollars and Yuan Renminbi)		¥ 37,716	$ 5,265	¥ 992
Denominator:
Basic Weighted average number of shares outstanding	[1]	45,292,909	45,292,909	45,292,909
Basic net earnings per share (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 0.83	$ 0.12	¥ 0.02
Diluted Weighted average number of shares outstanding	[1]	70,000,000	70,000,000	70,000,000
Diluted net earnings per share (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 0.54	$ 0.08	¥ 0.01

[1]	Shares outstanding for all periods reflect the adjustment for Recapitalization.